other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 345	$ 358
Additions	55	115
Amortization	(72)	(145)
Balance, end of period	328	328
Current			$ 228
Non-current			100	$ 109
Total	328	328	328	358
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	331	344
Additions	54	113
Amortization	(71)	(143)
Balance, end of period	314	314
Current			221
Non-current			93
Total	314	314	314	344
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	14	14
Additions	1	2
Amortization	(1)	(2)
Balance, end of period	14	14
Current			7
Non-current			7
Total	$ 14	$ 14	$ 14	$ 14